Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Merger Fund®
Entity Central Index Key	0000701804
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
The Merger Fund Class A
Shareholder Report [Line Items]
Fund Name	The Merger Fund®
Class Name	Class A
Trading Symbol	MERFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Merger Fund ® (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents . You can also request this information by contacting us at 1-800-243-1574 .
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund ® Class A / MERFX	$ 73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
Net Assets	$ 2,620,382,000
Holdings Count | Holding	527
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$ 2,620,382
Total number of portfolio holdings	527
Portfolio turnover rate as of the end of the reporting period	81%

Holdings [Text Block]
Asset Allocation
(1)
Financials	27%
Energy	18%
Health Care	14%
Information Technology	12%
Materials	11%
Industrials	6%
Communication Services	6%
Consumer Discretionary	5%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

The Merger Fund Class I
Shareholder Report [Line Items]
Fund Name	The Merger Fund®
Class Name	Class I
Trading Symbol	MERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Merger Fund ® (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents . You can also request this information by contacting us at 1-800-243-1574 .
Additional Information Phone Number	1-800-243-1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund ® Class I / MERIX	$ 59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Net Assets	$ 2,620,382,000
Holdings Count | Holding	527
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$ 2,620,382
Total number of portfolio holdings	527
Portfolio turnover rate as of the end of the reporting period	81%

Holdings [Text Block]
Asset Allocation
(1)
Financials	27%
Energy	18%
Health Care	14%
Information Technology	12%
Materials	11%
Industrials	6%
Communication Services	6%
Consumer Discretionary	5%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.